Equity-based participation plans for employees	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity-based participation plans for employees
26. Equity-based participation plans for employees
The expense related to all equity-based participation plans and the liabilities arising from equity-based payment transactions were as follows:
(USD millions)	2021	2020	2019

Expense related to equity-based participation plans	979	958	1 067

Liabilities arising from equity-based payment transactions	253	269	326

Equity-based participation plans can be separated into the following plans:
Annual Incentive
The Annual Incentive for the Novartis Group CEO and other Executive Committee members (ECN) is paid 50% in cash and 50% in Novartis restricted shares (RSs) or restricted share units (RSUs). For the Novartis Top Leaders (NTLs), the Annual Incentive is paid 70% in cash and 30% in RSs or RSUs. Both the ECN and NTLs can opt to invest up to the maximum cash portion of their Annual Incentive to receive further RSs or RSUs. Any cash is paid out during February or March in the year following the end of the performance period, and the shares are granted during January in the year following the end of the performance period.
Share savings plans
Employees in certain countries and certain key executives worldwide are encouraged to invest their Annual Incentive in a share savings plan.
Under the share savings plan, participants may elect to receive their relevant compensation fully or partially in Novartis shares in lieu of cash. As a reward for their participation in the share savings plan, at no additional cost to the participant, Novartis matches their investments in shares after a holding period of three or five years.
Novartis operates share savings plans for which employees may only participate in one of the share savings plans in any given year. The most significant are listed below:
• In Switzerland, Employee Share Ownership Plan (ESOP) participants may choose to receive their Annual Incentive (i) 100% in shares, (ii) 50% in shares and 50% in cash, or (iii) 100% in cash. After expiration of a three-year holding period for Novartis shares invested under the ESOP, participants will receive one matching share for every two invested shares. Employees eligible for the equity plan “Select” are not eligible to receive ESOP matching shares starting with the 2017 performance period.
• The Leveraged Share Savings Plan (LSSP) was available to key executives for performance periods prior to 2016. At the participant’s election, the Annual Incentive was awarded partly or entirely in shares. The elected number of shares is subject to a holding period of five years. At the end of the holding period, Novartis will match the invested shares at a ratio of 1-to-1 (i.e., one share awarded for each invested share). In the United States, both the LSSP award and the corresponding match are cash settled.
The Novartis Group CEO, the other Executive Committee members from 2014, and the NTLs from 2016 are not eligible to participate in the share savings plans.
Novartis equity plan “Select”
The equity plan “Select” is a global equity incentive plan under which eligible employees may annually be awarded a grant subject to a three-year, and for selected units a four-year, staggered vesting period. No awards are granted for performance ratings below a certain threshold. Executive Committee members and NTLs are not eligible to participate in the equity plan “Select.”
The equity plan “Select” currently allows participants in Switzerland to choose the form of their equity compensation in RSs or RSUs. In all other jurisdictions, RSs or RSUs are granted unilaterally. Until 2013, participants could also choose to receive part or the entire grant in the form of tradable share options.
Tradable share options expire on their 10th anniversary from the grant date. Each tradable share option entitles the holder to purchase after vesting (and before the 10th anniversary from the grant date) one Novartis share at a stated exercise price that equals the closing market price of the underlying share at the grant date. As the exercise price does not reflect the decrease in the Novartis share due to the Alcon spin, one-fifth of an Alcon share will also be awarded to the option holder upon exercise.
Options under Novartis equity plan “Select” outside North America
The following table shows the activity associated with the share options during the period. The weighted average prices in the table below are translated from Swiss francs into USD at historical rates.
	2021		2020

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	2.6	62.0	3.4	60.9

Sold or exercised	-0.9	58.9	-0.8	57.3

Outstanding at December 31	1.7	63.6	2.6	62.0

Exercisable at December 31	1.7	63.6	2.6	62.0

All share options were granted at an exercise price that was equal to the closing market price of the Group’s shares at the grant date. The weighted average share price at the dates of sale or exercise was USD 90.0.
The following table summarizes information about share options outstanding at December 31, 2021:
Options outstanding			Total/ weighted average

Number outstanding (millions)	0.5	1.2	1.7

Remaining contractual life (years)	0.0	1.0	0.7

Exercise price (USD)	57.6	66.1	63.6

Options under Novartis equity plan “Select” for North America
The following table shows the activity associated with the ADR options during the period:
	2021		2020

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	6.7	62.9	9.6	61.9

Sold or exercised	-2.7	60.7	-2.9	59.6

Outstanding at December 31	4.0	64.4	6.7	62.9

Exercisable at December 31	4.0	64.4	6.7	62.9

All ADR options were granted at an exercise price that was equal to the closing market price of the ADRs at the grant date. The weighted average ADR price at the dates of sale or exercise was USD 91.5.
The following table summarizes information about ADR options outstanding at December 31, 2021:
ADR options outstanding			Total/ weighted average

Number outstanding (millions)	0.8	3.2	4.0

Remaining contractual life (years)	0.0	1.0	0.8

Exercise price (USD)	58.3	65.9	64.4

Long-Term Performance Plan
The Long-Term Performance Plan (LTPP) is an equity plan for the ECN, the NTLs and employees of Group units with specific targets.
Participants are granted a target number of performance share units (PSUs) at the beginning of every performance period, which are converted into unrestricted Novartis shares after the performance period. The actual payout depends on the achievement of the performance measures and ranges between 0% and 200% of the granted amount. PSUs granted under the LTPP do not carry voting rights, but do carry dividend equivalents that are paid in unrestricted Novartis shares at the end of the performance period.
The LTPP awards are subject to a three-year performance and vesting period. Until 2018, the performance criteria were based on Novartis internal performance metrics. Starting in 2019, following the combination of the two LTPP and LTRPP, for new grants the performance criteria are based on both Novartis internal performance metrics and variables that can be observed in the market, which is the ranking of the Novartis total shareholder return (TSR) relative to a global healthcare peer group of 14 other companies, over rolling three-year performance periods.
TSR for Novartis and the peer companies is calculated as the change in the company share price, which is translated to USD at the relevant exchange rate, including the reinvestment return of dividends, over the three-year performance period. The calculation is based on Bloomberg standard published TSR data, which is publicly available. The position of Novartis in the peer group determines the payout range based on a payout matrix.
Long-Term Relative Performance Plan
The LTRPP is an equity plan for the Novartis ECN and NTLs. The last grant under this plan was made in 2018. The LTRPP performance criteria are based on variables that can be observed in the market, which is the ranking of the Novartis TSR relative to a global healthcare peer group of 14 other companies, over rolling three-year performance periods. The TSR for Novartis and the peer companies is calculated as described in the LTPP section above.
Other share awards
Selected employees may exceptionally receive Special Share Awards of RSs or RSUs. These Special Share Awards provide an opportunity to reward outstanding achievements or exceptional performance, and aim to retain key contributors. They are based on a formal internal selection process, through which the individual performance of each candidate is thoroughly assessed at several management levels. Special Share Awards have a minimum three-year vesting period. In exceptional circumstances, Special Share Awards may be awarded to attract special expertise and new talents to the organization. Externally recruited ECN members are eligible only for special awards that are “buyouts” in the case that it is to replace equity forfeited with their former employer. The equity is provided on a like-for-like basis as the forfeited equity, at the same value with the same vesting period, and with or without a performance condition.
Worldwide, employees at different levels in the organization were awarded RSs and RSUs in 2021, 2020 and 2019.
In addition, in 2021, 2020 and 2019, Board members received unrestricted shares as part of their regular compensation.
Summary of non-vested share grants
The table below provides a summary of non-vested share grants (RSs, RSUs and PSUs) for all plans:
	2021		2020

	Number of shares in millions	Weighted average fair value at grant date in USD	Number of shares in millions	Weighted average fair value at grant date in USD

Annual Incentive

– RSU	0.2	87.5	0.3	86.8

– Restricted shares	0.1	97.0	0.1	96.0

Share savings plans

– RSU	0.4	86.9	0.4	87.0

– Shares	1.1	97.0	1.4	96.0

Select North America (RSU)	4.3	86.9	3.3	86.7

Select outside North America

– RSU	1.8	86.9	1.5	87.0

– Restricted shares	0.6	97.0	0.5	96.0

Long-Term Performance Plan (PSU)	1.8	89.5	2.5	85.1

Long-Term Relative Performance Plan [1]			0.2	0.0

Other share awards

– RSU	0.6	78.4	1.3	77.0

– Restricted shares			0.1	88.7

– Shares	0.1	91.9	0.1	88.5

[1] LTRPP grants in 2020 represent incremental payouts based on performance criteria under the plan.